Additional Financial Statement Information - Prepaid and Other Current Assets (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Prepaid expenses and other current assets
Prepaid expenses	$ 1,767	$ 1,153
Advances to suppliers	588	829
Other current assets	843	713
Total	$ 3,198	$ 2,695